Risk Management Activities (Interest Rate Swap) (Details) - Interest rate swap $ in Thousands	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Fair Value, Asset	$ 10,376
January 3, 2017 thru September 3, 2019
Derivative [Line Items]
Notional Amount	200,000
Fair Value, Asset	1,912
January 1, 2017 thru December 31, 2017
Derivative [Line Items]
Notional Amount	100,000
Fair Value, Liability	(71)
January 1, 2018 thru January 31, 2019
Derivative [Line Items]
Notional Amount	100,000
Fair Value, Asset	226
January 1, 2018 thru December 31, 2021
Derivative [Line Items]
Notional Amount	100,000
Fair Value, Asset	3,090
January 1, 2018 thru December 31, 2022
Derivative [Line Items]
Notional Amount	150,000
Fair Value, Asset	$ 5,219